Share-Based Payments - Schedule of Total Expenses Arising from Share-Based Payment Transactions (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Total Expenses Arising from Share-Based Payment Transactions [Line Items]
Share-based payment transactions expense		$ 88,447	$ 304,243	$ 3,299
Options issued under OIP [Member]
Schedule of Total Expenses Arising from Share-Based Payment Transactions [Line Items]
Share-based payment transactions expense		51,289	64,755	3,299
Performance rights issued under OIP [Member]
Schedule of Total Expenses Arising from Share-Based Payment Transactions [Line Items]
Share-based payment transactions expense	[1]	$ 37,158	$ 239,488

[1]	Performance rights which can be settled in shares, were granted to key management personnel and employees during the years ended June 30, 2026 and 2025. The expense for the year ended 30 June 2026 was $37,158. The performance rights are based on non-market weighted key performance indicators (KPIs) and have been expensed over the service period, based on an estimate of KPIs that are expected to be achieved. The performance rights are expected to vest between one and five years.